IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Alternate Calculation) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
IFRS 7 Disclosure [Abstract]
Total liquid assets	$ 1,071,336	$ 987,002
Encumbered liquid assets	459,240	403,935
Unencumbered liquid assets	$ 612,096	$ 583,067